United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:		December 31, 2003

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Lockheed Martin Investment Management Company
		6705 Rockledge Drive, Suite 550
		Bethesda, MD  20817

13F File Number #28-2847

Person signing this report on Behalf of Reporting Manager:

Name:		Jeffrey A. Sharpe
Title:		Managing Director
Phone:		301-571-7130

Signature, Place, and Date of Signing:

Jeffrey A. Sharpe,	Bethesda, MD  	January 20, 2004




I am signing this report as required by the Securities Exchange Act of 1934.


                                                              FORM 13F
                                                           December 31, 2003
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP Industries Inc.            COM              001031103      290    29800 SH       SOLE                    29800
Alberto Culver Co. CL-B        COM              013068101     7885   125000 SH       SOLE                   125000
Alleghany Corp                 COM              017175100     7803    35067 SH       SOLE                    35067
Allied Capital                 COM              01903Q108     6970   250000 SH       SOLE                   250000
Altria Group Inc.              COM              02209s103    13605   250000 SH       SOLE                   250000
Anadarko Pete Corp.            COM              032511107     7396   145000 SH       SOLE                   145000
Anglogold Ltd ADR              COM              035128206    10040   215000 SH       SOLE                   215000
Archer-Daniels-Midland         COM              039483102     5327   350000 SH       SOLE                   350000
Automatic Data Processing      COM              053015103    10893   275000 SH       SOLE                   275000
Axis Capital                   COM              g0692u109    32522  1110727 SH       SOLE                  1110727
Berkshire Hathaway B           COM              084670207    28150    10000 SH       SOLE                    10000
Bristol-Myers Squibb           COM              110122108     7150   250000 SH       SOLE                   250000
Coca-Cola Company              COM              191216100    11419   225000 SH       SOLE                   225000
ConocoPhillips                 COM              20825C104     7868   120000 SH       SOLE                   120000
Diageo Plc-ADR                 COM              25243q205    11893   225000 SH       SOLE                   225000
Exxon Mobil Corp               COM              30231G102     7790   190000 SH       SOLE                   190000
Gannett Company                COM              364730101     8916   100000 SH       SOLE                   100000
Genuine Parts Co.              COM              372460105     5810   175000 SH       SOLE                   175000
Gold Fields Ltd New            COM              38059t106     7318   525000 SH       SOLE                   525000
Grainger, W.W. Inc.            COM              384802104     5213   110000 SH       SOLE                   110000
Grupo TMM-SP ADR A             COM              40051D105    22896  5400000 SH       SOLE                  5400000
Honda Motor Co. ADR            COM              438128308     8437   375000 SH       SOLE                   375000
Hubbell Inc. Cl B              COM              443510201     5512   125000 SH       SOLE                   125000
Invacare Corp                  COM              461203101     6055   150000 SH       SOLE                   150000
Kerr McGee Corp.               COM              492386107     7438   160000 SH       SOLE                   160000
Leucadia National Corp         COM              527288104     9220   200000 SH       SOLE                   200000
Loew's Corporation             COM              540424108    11126   225000 SH       SOLE                   225000
Marathon Oil Corp              COM              565849106     7611   230000 SH       SOLE                   230000
Markel Corporation             COM              570535104     8873    35000 SH       SOLE                    35000
McDonald's Corporation         COM              580135101     8690   350000 SH       SOLE                   350000
Merck & Co.                    COM              589331107     6930   150000 SH       SOLE                   150000
Newmont Mining Corp.           COM              651639106    10451   215000 SH       SOLE                   215000
Old Republic Intl              COM              680223104     4692   185000 SH       SOLE                   185000
Placer Dome, Inc.              COM              725906101     6806   380000 SH       SOLE                   380000
Railamerica Inc.               COM              750753105     5900   500000 SH       SOLE                   500000
Saul Centers Inc.              COM              804395101     3440   120000 SH       SOLE                   120000
Sherwin-Williams Co.           COM              824348106     6948   200000 SH       SOLE                   200000
Transocean Sedco Forex         COM              G90078109     5762   240000 SH       SOLE                   240000
Triarc Companies Inc/A         COM              895927101     6383   540000 SH       SOLE                   540000
Triarc Companies Inc/B         COM              895927309     9001   835000 SH       SOLE                   835000
Tyco International LTD         COM              902124106    10070   380000 SH       SOLE                   380000
Tyson Foods Inc-Cl A           COM              902494103     5097   385000 SH       SOLE                   385000
Union Pacific Corp             COM              907818108     7643   110000 SH       SOLE                   110000
Washington Post - Cl B         COM              939640108    11871    15000 SH       SOLE                    15000
White Mountains Ins            COM              G9618E107     7819    17000 SH       SOLE                    17000
			45 DATA RECORDS		            408934	     0 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED
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